Disclosure of Detailed Information About Operating Expenses Explanatory (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Salaries and short-term employee benefits	$ 355	$ 219
Consultant fees	17	48
Share-based compensation costs	16	10
Post-employment benefits	18	12
Key management personnel compensation	406	289
Salaries and short-term employee benefits	415	310
Post-employment benefits	85	38
Share-based compensation costs	11	3
Other employees compensation	511	351
Cost of inventory used and services provided	79	29
Professional fees	647	580
Consulting fees	260	130
Insurance	422	227
Third-party research and development	1,975	1,147
Grants (note 4)	(146)
Travel	43	22
Marketing services	5	97
Laboratory supplies	87	15
Other goods and services	45	19
Leasing costs	(40)	34
Depreciation and amortization	36	36
Operating foreign exchange loss		21
Total operating expenses (note 9)	$ 4,330	$ 2,997